Financial Instruments (Details) - Schedule of fair value of financial instruments position - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of fair value of financial instruments position [Line Items]
Traded shares	$ 114,984
Total assets	114,984	$ 1,365,568
Liability in respect of warrants	69	3,697
Share price protection for previous shareholders of Subsidiary acquired		5,768
Contingent consideration in business combination	4,982	8,792
Total liabilities	5,051	18,257
Presented under current liabilities	4,982	14,910
Presented under non-current liabilities	69	3,347
Level 1 [Member]
Financial Instruments (Details) - Schedule of fair value of financial instruments position [Line Items]
Traded shares	114,984
Total assets	114,984
Liability in respect of warrants
Contingent consideration in business combination
Total liabilities
Presented under current liabilities
Presented under non-current liabilities
Level 2 [Member]
Financial Instruments (Details) - Schedule of fair value of financial instruments position [Line Items]
Traded shares
Total assets
Liability in respect of warrants	69	3,697
Share price protection for previous shareholders of Subsidiary acquired		5,768
Contingent consideration in business combination	4,982
Total liabilities	5,051	9,465
Presented under current liabilities	4,982	6,118
Presented under non-current liabilities	$ 69	3,347
Level 3 [Member]
Financial Instruments (Details) - Schedule of fair value of financial instruments position [Line Items]
Liability in respect of warrants
Share price protection for previous shareholders of Subsidiary acquired
Contingent consideration in business combination		8,792
Total liabilities		8,792
Presented under current liabilities		8,792
Presented under non-current liabilities